Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2022
Real estate properties held for lease, net
Schedule of real estate properties held for lease, net

	December 31,	December 31,
	2021	2022
	US$	US$
Elementary schools	3,345,332	3,062,464
Basement parking	9,122,951	6,899,693
Kindergartens	9,326,258	4,174,550
Parking facilities	95,414,729	74,803,844
Clubhouses	8,410,108	7,698,981
Shopping mall	282,353,261	258,828,780
Residential properties	88,786,540	73,295,345
Total costs	496,759,179	428,763,657
Accumulated depreciation	(56,458,807)	(55,295,790)
Real estate properties held for lease, net	440,300,371	373,467,867

Schedule of minimum future rental income on non-cancellable leases

Year	Amount
US$
2023	18,534,367
2024	18,968,284
2025	17,469,596
2026	16,761,194
2027 and thereafter	104,164,174
Total	175,897,614